Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Financials - 29.4%
Banks - 19.2%
Agricultural Bank of China Ltd.-Class H	20,074,000	$8,401,513
Banco Macro SA (ADR)	84,810	6,178,408
Bancolombia SA (Sponsored ADR)	62,720	3,201,229
Bank Central Asia Tbk PT	8,746,500	18,560,730
Bank Mandiri Persero Tbk PT	24,536,000	13,930,278
Bank Negara Indonesia Persero Tbk PT	5,954,900	3,879,641
Bank of Georgia Group PLC	43,680	830,961
Bank of the Philippine Islands	574,220	880,082
Bank Tabungan Negara Persero Tbk PT	5,011,000	872,970
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	6,417,200	1,567,089
Capitec Bank Holdings Ltd.	24,300	2,240,638
China CITIC Bank Corp., Ltd.-Class H	10,717,000	6,103,227
China Construction Bank Corp.-Class H	12,968,000	11,178,463
City Union Bank Ltd.	335,470	1,059,468
Credicorp Ltd.	14,748	3,375,965
Equity Group Holdings PLC/Kenya	2,331,200	886,561
Grupo Aval Acciones y Valores SA (ADR)	102,530	817,164
Grupo Financiero Banorte SAB de CV-Class O	555,790	3,228,106
Grupo Financiero Galicia SA (ADR)	137,530	4,882,315
Hana Financial Group, Inc.	458,420	14,858,450
HDFC Bank Ltd.	608,394	21,538,703
ICICI Bank Ltd.	3,532,560	22,343,295
IndusInd Bank Ltd.	568,252	11,689,802
Industrial Bank Co., Ltd.-Class A	3,816,993	10,179,040
Itau Unibanco Holding SA (ADR)	337,585	3,180,051
Itau Unibanco Holding SA (Preference Shares)	755,210	7,131,321
KB Financial Group, Inc.	456,387	18,090,813
Nedbank Group Ltd.	334,930	6,024,758
Sberbank of Russia PJSC (Sponsored ADR)	1,198,314	18,310,238
Shinhan Financial Group Co., Ltd.	163,070	6,342,454
State Bank of India (a)	2,688,350	14,128,194
TCS Group Holding PLC (GDR) (b)	488,913	9,582,695
Turkiye Garanti Bankasi AS (a)	5,113,020	8,028,868

		263,503,490

Capital Markets - 0.8%
B3 SA-Brasil Bolsa Balcao	348,000	3,394,857
China Everbright Ltd.	2,140,000	3,163,067
GF Securities Co., Ltd.-Class H (a)	1,865,000	2,218,925
Haitong Securities Co., Ltd.-Class H	2,744,400	3,078,473

		11,855,322

Consumer Finance - 1.2%
Manappuram Finance Ltd.	3,580,749	7,179,675
Muthoot Finance Ltd.	545,285	5,095,173
Repco Home Finance Ltd.	619,009	3,468,853
Shriram Transport Finance Co., Ltd.	47,070	736,442

		16,480,143

Diversified Financial Services - 0.2%
Fubon Financial Holding Co., Ltd.	1,964,000	2,902,305

Insurance - 5.3%
AIA Group Ltd.	2,071,800	22,373,158

Company	Shares	U.S. $ Value
BB Seguridade Participacoes SA	999,500	$8,428,185
ICICI Lombard General Insurance Co., Ltd. (b)	59,570	957,055
PICC Property & Casualty Co., Ltd.-Class H	4,529,000	4,886,778
Ping An Insurance Group Co. of China Ltd.-Class A	251,800	3,255,944
Ping An Insurance Group Co. of China Ltd.-Class H	2,700,000	32,467,156

		72,368,276

Thrifts & Mortgage Finance - 2.7%
Housing Development Finance Corp., Ltd.	687,725	21,860,333
Indiabulls Housing Finance Ltd.	580,076	5,098,828
LIC Housing Finance Ltd.	1,223,340	9,906,799

		36,865,960

		403,975,496

Information Technology - 12.6%
Electronic Equipment, Instruments & Components - 1.5%
Elite Material Co., Ltd.	1,163,000	3,519,656
Largan Precision Co., Ltd.	22,000	2,747,656
Samsung SDI Co., Ltd.	47,340	9,712,472
Yageo Corp.	491,000	4,194,577

		20,174,361

IT Services - 0.6%
HCL Technologies Ltd.	193,930	2,994,742
My EG Services Bhd	9,642,600	3,457,560
TravelSky Technology Ltd.-Class H	1,108,000	2,228,388

		8,680,690

Semiconductors & Semiconductor Equipment - 4.2%
ASMedia Technology, Inc.	61,000	953,047
ASPEED Technology, Inc.	29,000	552,838
eMemory Technology, Inc.	65,000	795,594
Global Unichip Corp.	115,000	841,274
Hua Hong Semiconductor Ltd. (b)	2,853,000	5,532,689
Koh Young Technology, Inc.	10,080	726,686
Nanya Technology Corp.	2,036,000	4,232,903
Parade Technologies Ltd.	38,000	646,436
Realtek Semiconductor Corp.	644,000	4,743,234
Silergy Corp.	105,000	2,058,592
SK Hynix, Inc.	336,908	20,264,809
Taiwan Semiconductor Manufacturing Co., Ltd.	2,187,706	16,732,400

		58,080,502

Software - 0.2%
Beijing Thunisoft Corp., Ltd.-Class A	311,580	863,679
Douzone Bizon Co., Ltd.	23,320	1,259,663
Globant SA (a)	10,710	1,082,246

		3,205,588

Technology Hardware, Storage & Peripherals - 6.1%
Samsung Electronics Co., Ltd.	1,292,031	52,611,917

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (Preference Shares)	922,610	$30,597,766

		83,209,683

		173,350,824

Consumer Discretionary - 9.6%
Auto Components - 0.2%
Cub Elecparts, Inc.	78,025	633,023
Endurance Technologies Ltd. (b)	42,930	685,943
Hankook Tire & Technology Co., Ltd.	38,500	1,170,355

		2,489,321

Automobiles - 1.0%
Geely Automobile Holdings Ltd.	2,535,000	4,346,591
Guangzhou Automobile Group Co., Ltd.-Class H	8,654,000	9,246,563

		13,593,154

Diversified Consumer Services - 2.7%
Estacio Participacoes SA	1,315,700	9,936,406
Four Seasons Education Cayman, Inc. (ADR) (a)	234,833	436,789
Fu Shou Yuan International Group Ltd.	9,768,000	8,572,551
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	180,040	17,388,263

		36,334,009

Hotels, Restaurants & Leisure - 1.7%
BK Brasil Operacao e Assessoria a Restaurantes SA	188,600	1,092,323
CVC Brasil Operadora e Agencia de Viagens SA	35,000	453,912
Huazhu Group Ltd. (ADR)	105,420	3,821,475
OPAP SA	1,445,788	16,216,790
Premium Leisure Corp.	141,129,000	2,203,634

		23,788,134

Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	105,600	17,893,920
Baozun, Inc. (Sponsored ADR) (a)	153,070	7,632,070
Naspers Ltd.-Class N	67,097	16,240,833

		41,766,823

Multiline Retail - 0.2%
Lojas Renner SA	87,670	1,076,711
Mitra Adiperkasa Tbk PT	10,066,500	641,292
V-Mart Retail Ltd.	22,040	703,811

		2,421,814

Specialty Retail - 0.7%
Ace Hardware Indonesia Tbk PT	8,085,700	1,036,024
Foschini Group Ltd. (The)	534,050	6,842,817
JUMBO SA	47,350	916,452
Wilcon Depot, Inc.	2,549,700	836,049

		9,631,342

Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co., Ltd.	22,000	281,876

Company	Shares	U.S. $ Value
Li Ning Co., Ltd.	534,500	$1,263,999

		1,545,875

		131,570,472

Consumer Staples - 9.0%
Beverages - 2.8%
Coca-Cola HBC AG (a)	333,510	12,598,370
Fomento Economico Mexicano SAB de CV	1,195,484	11,566,337
Heineken NV	83,980	9,359,772
Kweichow Moutai Co., Ltd.-Class A	11,356	1,630,988
Sichuan Swellfun Co., Ltd.-Class A	135,474	1,004,951
Wuliangye Yibin Co., Ltd.-Class A	99,833	1,719,484

		37,879,902

Food & Staples Retailing - 1.8%
BGF retail Co., Ltd.	5,180	946,590
Bid Corp., Ltd.	27,860	606,674
CP ALL PCL	3,038,000	8,519,377
E-MART, Inc.	47,280	5,731,144
Raia Drogasil SA	49,700	984,953
Shoprite Holdings Ltd.	66,450	742,737
X5 Retail Group NV (GDR) (b)	205,100	7,032,879

		24,564,354

Food Products - 1.9%
Britannia Industries Ltd.	12,660	503,800
COFCO Meat Holdings Ltd. (a)(b)	12,560,000	4,188,405
Industrias Bachoco SAB de CV	705,968	2,949,479
Minerva SA/Brazil (a)	2,741,800	5,676,457
Vitasoy International Holdings Ltd.	190,000	913,705
WH Group Ltd. (b)	12,003,500	12,176,267

		26,408,113

Personal Products - 1.4%
Cosmax, Inc.	6,575	622,137
Hengan International Group Co., Ltd.	69,000	508,062
TCI Co., Ltd.	217,000	2,982,054
Unilever PLC	251,610	15,618,753

		19,731,006

Tobacco - 1.1%
Eastern Co. SAE	962,440	890,668
ITC Ltd.	3,550,636	14,077,131

		14,967,799

		123,551,174

Industrials - 7.7%
Aerospace & Defense - 0.3%
Embraer SA	940,500	4,753,996

Air Freight & Logistics - 0.0%
TCI Express Ltd.	43,960	415,206

Company	Shares	U.S. $ Value
Airlines - 0.7%
Gol Linhas Aereas Inteligentes SA (Preference Shares) (a)	1,109,700	$9,421,013

Building Products - 0.1%
Kajaria Ceramics Ltd.	114,560	965,607

Commercial Services & Supplies - 0.6%
S-1 Corp.	6,130	518,155
Sunny Friend Environmental Technology Co., Ltd.	852,000	7,588,237

		8,106,392

Construction & Engineering - 0.6%
Larsen & Toubro Ltd.	342,147	7,731,100

Electrical Equipment - 0.6%
Luxshare Precision Industry Co., Ltd.-Class A	2,005,886	7,273,038
Voltronic Power Technology Corp.	43,000	937,266

		8,210,304

Machinery - 2.0%
Han’s Laser Technology Industry Group Co., Ltd.	611,837	3,072,415
Sany Heavy Industry Co., Ltd. (a)	5,240,591	9,996,536
Sinotruk Hong Kong Ltd.	1,339,500	2,320,861
Weichai Power Co., Ltd.-Class H	6,870,000	11,620,129

		27,009,941

Professional Services - 0.1%
51job, Inc. (ADR) (a)	21,056	1,589,728
L&T Technology Services Ltd. (b)	17,940	452,821

		2,042,549

Road & Rail - 1.4%
Globaltrans Investment PLC (Sponsored GDR) (b)	1,006,061	9,356,367
Localiza Rent a Car SA	775,171	8,272,636
Rumo SA (a)	197,700	1,067,285

		18,696,288

Trading Companies & Distributors - 0.9%
Barloworld Ltd.	563,360	5,108,343
BOC Aviation Ltd. (b)	867,500	7,269,977

		12,378,320

Transportation Infrastructure - 0.4%
Adani Ports & Special Economic Zone Ltd.	995,670	5,916,692

		105,647,408

Energy - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
CNOOC Ltd.	7,215,000	12,307,075
Gran Tierra Energy, Inc. (a)	923,040	1,444,948
LUKOIL PJSC (Sponsored ADR)	254,527	21,385,359
PetroChina Co., Ltd.-Class H	13,292,000	7,329,038
Petroleo Brasileiro SA (Preference Shares)	4,840,400	34,551,326
S-Oil Corp.	40,448	2,937,767
Tatneft PJSC (Sponsored ADR)	171,617	12,588,107

Company	Shares	U.S. $ Value
Tupras Turkiye Petrol Rafinerileri AS	228,268	$4,527,694
YPF SA (Sponsored ADR)	396,549	7,221,157

		104,292,471

Communication Services - 5.5%
Diversified Telecommunication Services - 0.7%
China Unicom Hong Kong Ltd.	8,940,000	9,775,009

Entertainment - 0.1%
NCSoft Corp.	2,250	930,774

Interactive Media & Services - 3.7%
58.com, Inc. (ADR) (a)	93,250	5,797,353
Info Edge India Ltd.	40,230	1,311,605
Momo, Inc. (Sponsored ADR)	287,590	10,295,722
Tencent Holdings Ltd.	369,800	16,729,525
Yandex NV-Class A (a)	454,080	17,255,040

		51,389,245

Media - 0.3%
Megacable Holdings SAB de CV	975,600	4,157,816

Wireless Telecommunication Services - 0.7%
Safaricom PLC	34,402,340	9,393,130
Sarana Menara Nusantara Tbk PT	5,863,000	292,217

		9,685,347

		75,938,191

Materials - 5.5%
Chemicals - 1.2%
Berger Paints India Ltd.	140,570	647,644
Kumho Petrochemical Co., Ltd.	121,420	10,253,485
Pidilite Industries Ltd.	46,530	819,593
Sasol Ltd.	169,070	4,203,990

		15,924,712

Construction Materials - 1.5%
Anhui Conch Cement Co., Ltd.-Class A	260,395	1,575,350
Anhui Conch Cement Co., Ltd.-Class H	1,648,000	10,312,051
Grupo Cementos de Chihuahua SAB de CV	578,030	3,171,768
Huaxin Cement Co., Ltd.	1,761,247	5,197,386
POSCO Chemical Co., Ltd.	12,530	582,670

		20,839,225

Metals & Mining - 2.8%
Aluminum Corp. of China Ltd.-Class H (a)	8,244,000	2,928,209
Antofagasta PLC	618,270	7,303,079
KGHM Polska Miedz SA (a)	96,046	2,666,621
Polyus PJSC (GDR) (b)	75,640	3,497,594
POSCO	51,698	10,974,701
Real Gold Mining Ltd. (a)(c)(d)(e)	1,788,000	0
Vale SA	477,600	6,445,196
Vedanta Ltd.	2,074,840	5,240,872

		39,056,272

		75,820,209

Company	Shares	U.S. $ Value
Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Fibra Uno Administracion SA de CV	4,534,840	$6,015,345

Real Estate Management & Development - 3.0%
Aldar Properties PJSC	9,663,200	4,981,619
CIFI Holdings Group Co., Ltd.	18,292,000	12,053,193
Emaar Properties PJSC	311,380	375,584
Huafa Industrial Co., Ltd. Zhuhai	3,690,378	4,201,676
Seazen Holdings Co., Ltd.-Class A	1,141,230	6,626,684
Times China Holdings Ltd.	6,583,000	13,179,620

		41,418,376

		47,433,721

Health Care - 3.2%
Health Care Equipment & Supplies - 0.1%
Vieworks Co., Ltd.	22,235	621,092
Yestar Healthcare Holdings Co., Ltd.	7,452,500	1,335,625

		1,956,717

Health Care Providers & Services - 2.5%
Jinxin Fertility Group Ltd. (a)(b)	6,886,800	7,705,190
MLP Saglik Hizmetleri AS (a)(b)	1,296,290	2,589,926
NMC Health PLC	520,641	15,929,379
Notre Dame Intermedica Participacoes SA	119,600	1,255,816
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,225,000	6,340,363

		33,820,674

Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co., Ltd.-Class A	65,836	739,598

Pharmaceuticals - 0.5%
China Resources Pharmaceutical Group Ltd. (b)	5,499,200	6,194,809
Richter Gedeon Nyrt	58,090	1,070,369

		7,265,178

		43,782,167

Utilities - 2.3%
Electric Utilities - 1.4%
Centrais Eletricas Brasileiras SA	541,500	4,970,865
Centrais Eletricas Brasileiras SA (Preference Shares)	56,000	525,007
Equatorial Energia SA	567,200	13,559,802

		19,055,674

Gas Utilities - 0.5%
China Resources Gas Group Ltd.	756,000	3,754,056
ENN Energy Holdings Ltd.	364,000	3,542,300

		7,296,356

Independent Power and Renewable Electricity Producers - 0.4%
Huaneng Power International, Inc.-Class H	7,798,000	4,592,286

		30,944,316

Total Common Stocks (cost $1,218,462,077)		1,316,306,449

Company	Shares	U.S. $ Value
EQUITY LINKED NOTES - 2.8%
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (a)	4,001,413	$5,803,381
Vincom Retail JSC, Macquarie Bank Ltd., expiring 3/31/20 (a)	4,901,724	7,109,132

		12,912,513

Financials - 0.8%
Banks - 0.8%
Bank for Foreign Trade of Vietnam JSC, expiring 6/07/21 (a)	1,187,610	3,593,412
Emirates NBD PJSC, Merrill Lynch & Co., Inc., expiring 1/03/22 (a)	2,504,670	7,426,347

		11,019,759

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)(d)	3,520,532	6,873,385

Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Mobile Telecommunications Co., expiring 4/01/21 (a)	1,935,260	3,381,760

Industrials - 0.2%
Machinery - 0.1%
Han’s Laser Technology Industry Group Co., Ltd., UBS AG, expiring 3/06/20 (a)	229,400	1,148,286

Transportation Infrastructure - 0.1%
Airports Corp. Of Vietnam JSC, expiring 3/31/20 (a)	212,320	883,718

		2,032,004

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)	451,986	1,799,798

Total Equity Linked Notes (cost $37,155,554)		38,019,219

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (f)(g)(h) (cost $8,942,823)	8,942,823	8,942,823

U.S. $ Value
Total Investments - 99.3% (cost $1,264,560,454) (i)	$1,363,268,491
Other assets less liabilities - 0.7%	9,673,259

Net Assets - 100.0%	$1,372,941,750

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Futures	68	September 2019	$3,581,560	$14,835

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	511,326	USD	8,064	8/06/19	$13,318
Bank of America, NA	RUB	659,687	USD	10,036	8/06/19	(349,860)
Bank of America, NA	GBP	5,046	USD	6,457	8/15/19	35,740
Bank of America, NA	USD	1,963	GBP	1,500	8/15/19	(54,004)
Bank of America, NA	USD	2,854	HKD	22,355	8/15/19	8,341
Bank of America, NA	ZAR	48,016	USD	3,285	8/15/19	(105,888)
Barclays Bank PLC	INR	5,034,774	USD	71,823	7/16/19	(1,061,104)
Barclays Bank PLC	USD	2,060	INR	144,811	7/16/19	36,385
Barclays Bank PLC	CNY	220,576	USD	31,929	7/25/19	(220,957)
Barclays Bank PLC	USD	76,620	CNY	530,673	7/25/19	727,768
Barclays Bank PLC	USD	2,028	GBP	1,597	8/15/19	4,074
Barclays Bank PLC	MYR	31,220	USD	7,702	8/21/19	147,845
Barclays Bank PLC	MYR	39,743	USD	9,493	8/21/19	(124,271)
Barclays Bank PLC	IDR	139,974,132	USD	9,832	8/22/19	(16,255)
Barclays Bank PLC	KRW	9,333,946	USD	7,903	8/26/19	(174,036)
Barclays Bank PLC	USD	61,616	TWD	1,899,173	9/11/19	(90,849)
BNP Paribas SA	HKD	72,894	USD	9,296	8/15/19	(36,750)
BNP Paribas SA	USD	4,174	EUR	3,680	8/15/19	25,005
BNP Paribas SA	USD	2,603	SGD	3,559	8/15/19	29,159
BNP Paribas SA	USD	4,078	TRY	24,153	8/15/19	(7,052)
Citibank, NA	USD	3,960	CLP	2,761,544	7/12/19	115,580
Citibank, NA	EUR	7,888	USD	8,919	8/15/19	(82,164)
Citibank, NA	GBP	22,099	USD	28,899	8/15/19	775,688
Citibank, NA	MXN	38,699	USD	1,984	8/15/19	(17,481)
Citibank, NA	ZAR	68,504	USD	4,746	8/15/19	(90,998)
Deutsche Bank AG	USD	2,118	HUF	593,603	8/15/19	(22,722)
Goldman Sachs Bank USA	INR	316,977	USD	4,529	7/16/19	(60,125)
Goldman Sachs Bank USA	USD	17,834	INR	1,256,174	7/16/19	350,455
Goldman Sachs Bank USA	USD	2,430	RUB	160,216	8/06/19	92,406
Goldman Sachs Bank USA	USD	2,690	GBP	2,112	8/15/19	(2,394)
Goldman Sachs Bank USA	USD	4,977	ZAR	72,366	8/15/19	133,415
Goldman Sachs Bank USA	USD	17,431	MYR	70,963	8/21/19	(259,738)
Goldman Sachs Bank USA	USD	3,838	KRW	4,568,091	8/26/19	114,520
HSBC Bank USA	HKD	36,666	USD	4,680	8/15/19	(14,316)
HSBC Bank USA	MXN	39,929	USD	2,075	8/15/19	10,116
HSBC Bank USA	SGD	11,017	USD	7,977	8/15/19	(171,519)
HSBC Bank USA	ZAR	29,147	USD	2,048	8/15/19	(9,756)
HSBC Bank USA	USD	11,809	PLN	45,056	8/16/19	271,844
JPMorgan Chase Bank, NA	USD	6,137	CNY	42,424	7/25/19	46,307
JPMorgan Chase Bank, NA	BRL	41,624	USD	10,742	8/02/19	(66,947)
JPMorgan Chase Bank, NA	EUR	10,074	USD	11,404	8/15/19	(91,973)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	TRY	36,558	USD	5,954	8/15/19	$(208,099)
JPMorgan Chase Bank, NA	USD	35,804	ZAR	514,341	8/15/19	514,741
Morgan Stanley Capital Services, Inc.	USD	8,850	INR	618,360	7/16/19	101,980
Morgan Stanley Capital Services, Inc.	USD	3,256	CNY	22,377	7/25/19	5,670
Morgan Stanley Capital Services, Inc.	RUB	1,325,805	USD	20,042	8/06/19	(832,275)
Morgan Stanley Capital Services, Inc.	GBP	1,610	USD	2,097	8/15/19	48,555
Morgan Stanley Capital Services, Inc.	USD	2,562	GBP	2,003	8/15/19	(12,488)
Morgan Stanley Capital Services, Inc.	ZAR	109,267	USD	7,553	8/15/19	(162,141)
Morgan Stanley Capital Services, Inc.	KRW	2,201,871	USD	1,858	8/26/19	(47,393)
Morgan Stanley Capital Services, Inc.	USD	5,893	KRW	6,967,726	8/26/19	136,034
Natwest Markets PLC	EUR	4,162	USD	4,749	8/15/19	(798)
Natwest Markets PLC	USD	2,683	MXN	51,810	8/15/19	(2,950)
Natwest Markets PLC	USD	9,737	ZAR	137,784	8/15/19	(7,480)
Natwest Markets PLC	ZAR	28,761	USD	1,951	8/15/19	(79,841)
Societe Generale	GBP	2,163	USD	2,838	8/15/19	85,797
State Street Bank & Trust Co.	HKD	39,193	USD	5,019	8/15/19	751
State Street Bank & Trust Co.	HKD	160,511	USD	20,491	8/15/19	(60,119)
State Street Bank & Trust Co.	THB	210,717	USD	6,812	8/15/19	(65,797)
State Street Bank & Trust Co.	USD	2,589	HKD	20,265	8/15/19	6,038
State Street Bank & Trust Co.	USD	7,616	MXN	145,755	8/15/19	(76,909)
State Street Bank & Trust Co.	USD	34,530	THB	1,096,724	8/15/19	1,267,639
State Street Bank & Trust Co.	USD	3,163	ZAR	45,944	8/15/19	81,434
State Street Bank & Trust Co.	PLN	7,515	USD	1,971	8/16/19	(44,316)
UBS AG	MXN	67,127	USD	3,446	8/15/19	(26,095)

						$428,745

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $77,222,617 or 5.6% of net assets.

(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $182,441,289 and gross unrealized depreciation of investments was $(83,289,672), resulting in net unrealized appreciation of $99,151,617.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company

Country Breakdown1

June 30, 2019 (unaudited)

27.3%	China
13.9%	South Korea
12.3%	India
9.2%	Brazil
7.3%	Russia
4.0%	Taiwan
3.1%	South Africa
3.0%	Indonesia
2.6%	Hong Kong
2.3%	Mexico
2.1%	United Arab Emirates
1.9%	Vietnam
1.4%	Argentina
8.9%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Canada, Chile, Colombia, Egypt, Georgia, Greece, Hungary, Kenya, Kuwait, Malaysia, Netherlands, Peru, Philippines, Poland, Switzerland, Thailand, Turkey and United Kingdom.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$99,223,920		$304,751,576		$	– 0	–	$403,975,496
Information Technology	1,082,246		172,268,578			– 0	–	173,350,824
Consumer Discretionary	64,583,199		66,987,273			– 0	–	131,570,472
Consumer Staples	30,047,363		93,503,811			– 0	–	123,551,174
Industrials	35,916,446		69,730,962			– 0	–	105,647,408
Energy	77,190,897		27,101,574			– 0	–	104,292,471
Communication Services	46,899,061		29,039,130			– 0	–	75,938,191
Materials	13,114,558		62,705,651			– 0	– (a)	75,820,209
Real Estate	6,015,345		41,418,376			– 0	–	47,433,721
Health Care	11,367,000		32,415,167			– 0	–	43,782,167
Utilities	19,055,674		11,888,642			– 0	–	30,944,316
Equity Linked Notes	– 0	–	38,019,219			– 0	–	38,019,219
Short-Term Investments	8,942,823		– 0	–		– 0	–	8,942,823

Total Investments in Securities	413,438,532		949,829,959	(b)		– 0	–	1,363,268,491
Other Financial Instruments (c):
Assets:
Futures	14,835		– 0	–		– 0	–	14,835
Forward Currency Exchange Contracts	– 0	–	5,186,605			– 0	–	5,186,605
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,757,860)			– 0	–	(4,757,860)

Total	$413,453,367		$950,258,704		$	– 0	–	$1,363,712,071

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$21,512	$341,549	$354,118	$8,943	$372